COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2025
Commitments And Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES	COMMITMENTS AND CONTINGENCIES
In the year ended December 31, 2024, certain funds managed by FourWorld Capital Management LLC (“FourWorld”) began proceedings before the Antwerp Enterprise Court (Belgium), in connection with their claims pertaining to the integrated solution for the strategic and structural deadlock within former Euronav NV announced on October 9, 2023, and former Euronav NV’s acquisition of CMB.TECH NV on December 22, 2023. FourWorld claims that the transactions should be rescinded and in addition has requested the court to order Compagnie Maritime Belge NV and Frontline to pay damages in an amount to be determined during the course of the proceedings. The proceedings are ongoing with various rounds of submissions from all parties and oral court pleadings scheduled for February 2026. The Company finds the claims to be without merit and intends to vigorously defend against them.